FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	9 Months Ended
Sep. 30, 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
18.	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk that of an unexpected loss if a customer or third party fails to meet its contractual obligations.

The Company is subject to credit risk on its cash and receivables. The majority of cash is deposited in bank accounts held with a major bank in Canada and the United States. As most of the Company’s cash is held by one bank there is a concentration of credit risk. This risk is managed by using major banks that are high credit quality financial institutions as determined by rating agencies.

Receivables

Receivables primarily consist of trade receivables and taxes receivable. The Company provides credit in the normal course of business in the form of payment terms and has an established process for determining terms to offer customers to mitigate credit risk. Receivables are shown net of any provision made for impairment of the receivables. Due to this factor, the Company believes that no additional credit risk, beyond amounts provided for collection loss, is inherent in receivables.

Expected credit loss (“ECL”) analysis is performed at each reporting date using an objective approach to measure expected credit losses. The provision amounts are based on direct management interface with the customer. The calculations reflect the probability-weighted outcome, the time value of money and reasonable supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, business failure, the failure of a debtor to engage in a repayment plan, and a failure to make contractual payments over the negotiated contract period.

Trade receivables include balances of $268,630 that are past due with no corresponding allowance recorded. However, upon review of these balances, the expected credit loss rate for overdue balances is estimated to be nominal. A total of $11,216 of past due balances without allowances booked against them has been collected subsequent to period end.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)

18.	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONT’D)

Fair value

A number of the Company’s accounting policies and disclosures require the measurement of fair values for financial assets and liabilities. The Company has established a control framework with respect to the measurement of fair values. Fair values are categorized into different levels of a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

Equity securities in investee companies and warrants are measured at fair value. The financial assets and liabilities measured at fair value by hierarchy are shown in the table below. The amounts shown are based on the amounts recognized in the condensed consolidated interim statements of financial position. These financial instruments are measured at fair value through profit and loss.

September 30, 2024	Level 1	Level 3	Total
Cash	$3,997,577	$-	$3,997,577
Equity securities in investee companies	14,286	-	14,286
Derivative liability	-	1,252,005	1,252,005
Total	$4,011,863	$1,252,005	$5,263,868

December 31, 2023	Level 1	Level 3	Total
Cash	$3,093,612	-	$3,093,612
Equity securities in investee companies	$57,143	$132,260	$189,403
Derivative liability	-	4,196,125	4,196,125
Total	$3,150,755	$4,328,385	$7,479,140

The following table shows the valuation techniques used in measuring Level 3 fair values for the derivative liability as well as the significant unobservable inputs used.

Type	Valuation technique	Key inputs	Inter-relationship between significant inputs and fair value measurement
Warrant derivative liability	The fair value of the warrants derivative liability at initial recognition and at year end has been calculated using the Black Scholes Option Pricing Model	Key observable inputs ● Share price ● Risk free interest rate ● Dividend yield Key unobservable inputs ● Expected volatility

The estimated fair value would increase (decrease) if:

● The price was higher (lower)

● The risk-free rate was higher (lower)

● The dividend yield was lower (higher)

● The expected volatility was higher (lower)

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Nine months ended September 30, 2024	Year ended December 31, 2023
Volatility	20%	$165,428	$291,149